RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)				1 Months Ended	9 Months Ended
	Nov. 27, 2020	Aug. 12, 2020	Jul. 28, 2020	Nov. 30, 2020	Dec. 31, 2020	May 28, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party					$ 186,760
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note						$ 300,000
Working Capital Facility
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note		$ 1,500,000
Outstanding balance of related party note					0
Amount deposited		900,000
Maximum fund withdrawals		$ 1,500,000
Reduction in deposits				$ 849,960
Administrative Services Agreement
Related Party Transaction [Line Items]
Expenses per month			$ 10,000
Fees waived as part of amended administrative service agreement	$ 30,000
Expense incurred					20,000
Working Capital Loans
Related Party Transaction [Line Items]
Outstanding balance of related party note					0
Maximum Loans Convertible Into Warrants					$ 1,500,000
Price of warrants (in dollars per share)					$ 1.00